Long-term investments (Details Textual) $ in Thousands					3 Months Ended	12 Months Ended
	Feb. 20, 2012	Oct. 11, 2011 USD ($)	Jul. 03, 2010 USD ($)	Dec. 16, 2003 company	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investment, profit sharing percentage	75.00%
Income (loss) from investments accounted for by the equity method						$ 18,317	$ 14,222	$ 13,444
Weichai Westport Inc [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, amount invested		$ 955	$ 4,316
Equity method investment, ownership percentage						35.00%
Income (loss) from investments accounted for by the equity method						$ 1,044	6,027	4,264
Cummins Westport, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Number of partners in joint venture | company				2
Equity method investment, term of agreement				10 years
Equity method investment, profit sharing percentage	25.00%
Equity method investment, ownership percentage						50.00%
Income (loss) from investments accounted for by the equity method						$ 17,105	8,136	$ 9,433
Cummins Westport, Inc. [Member] | Warranty Obligations [Member]
Schedule of Equity Method Investments [Line Items]
Income (loss) from investments accounted for by the equity method					$ (1,184)		$ (1,184)